Financial Instruments and Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Financial Instruments and Fair Value Measurements

(13) Financial Instruments and Fair Value Measurements

Our financial instruments consist primarily of cash and cash equivalents, compensating cash balance, trade accounts receivable, accounts payable, debt, foreign currency forward contracts, interest rate swaps and investments held by certain pension plans we sponsor.

Our financial instruments, other than our trade accounts receivable and accounts payable, are spread across a number of large financial institutions whose credit ratings we monitor and believe do not currently carry a material risk of non-performance. Certain of our financial instruments, including our interest rate swap arrangements and foreign currency forward contracts, contain off-balance-sheet risk.

(a) Recurring Fair Value Measurements

Fair value is defined as an exit price (i.e., the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels as shown below. An instrument’s classification within the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

•	Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities

•	Level 2 — Inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the asset or liability

•	Level 3 — Inputs that are unobservable for the asset or liability based on the Company’s own assumptions (about the assumptions market participants would use in pricing the asset or liability)

The carrying amounts reported in the accompanying consolidated balance sheets for cash and cash equivalents, compensating cash balance, trade accounts receivable, accounts payable and current portion of debt approximate fair value due to the short-term nature of these instruments. Accordingly, these items have been excluded from the table below.

The following tables present information about the Company’s material other financial assets and liabilities measured at fair value on a recurring basis (in millions):

	December 31, 2012
	Total	Level 1	Level 2	Level 3
Assets
Foreign currency forward contracts	$1.6	$—	$1.6	$—
Liabilities
Foreign currency forward contracts	$0.4	$—	$0.4	$—

	December 31, 2011
	Total	Level 1	Level 2	Level 3
Liabilities
Interest rate swap arrangements	$12.3	$—	$12.3	$—
Foreign currency forward contracts	$2.6	$—	$2.6	—

We determine the fair value of our interest rate swap arrangements using a discounted cash flow model based on the contractual terms of the instrument and using observable inputs such as interest rates, counterparty credit spread and our own credit spread. The discounted cash flow model does not involve significant management judgment and does not incorporate significant unobservable inputs. Accordingly, we classify our interest rate swap valuations within Level 2 of the valuation hierarchy.

The fair value of our foreign currency forward contracts was estimated based on period-end spot rates, and we believe such valuations qualify as Level 2 measurements.

(b) Debt Instruments

The following table presents the carrying amounts and estimated fair values of our primary debt instruments (in millions):

	December 31, 2012		December 31, 2011
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value
Senior Secured Credit Facility	$1,475.7	$1,481.3	$1,367.7	$1,293.8
10.25% Senior Notes	—	—	713.0	736.1
7.25% Senior Notes	750.0	788.9	—	—
Senior Subordinated Notes	526.5	529.2	522.9	513.6

The fair values of our debt instruments are based on estimates using quoted market prices and standard pricing models that take into account the present value of future cash flows as of the respective balance sheet date. We believe that these qualify as Level 2 measurements, except for our publicly-traded 10.25% Senior Notes as of December 31, 2011, which we believe qualified as a Level 1 measurement.

(c) Derivative Instruments and Hedging Activities

Interest Rate Swap Arrangements

As of December 31, 2012, the Company is no longer a party to any interest rate swap arrangements.

Borrowings under our Senior Secured Credit Facility bear interest at variable rates. Prior to December 31, 2012, the Company managed its exposure to changes in market interest rates under the Senior Secured Credit Facility by entering into two interest rate swaps.

The interest rate swaps became effective on June 29, 2007, were amended on June 30, 2008, and matured on December 31, 2012. The purpose of the interest rate swaps was to fix the variable rate of interest on a portion of our term loan borrowings under the Senior Secured Credit Facility. The interest rate swaps carried initial notional principal amounts of $425.0 million (the “USD Swap”) and €300.0 million (the “Euro Swap”). The notional value of the USD Swap declined over its term in annual decrements of $25.0 million through December 29, 2011, and carried a final notional principal amount of $160.0 million for the period from December 30, 2011 through December 31, 2012. The notional value of the Euro Swap declined over its term in annual decrements of €20.0 million through December 29, 2011, and carried a final notional principal amount of €110.0 million for the period from December 30, 2011 through December 31, 2012. Under the USD Swap and Euro Swap, the Company received monthly interest at a variable rate equal to one-month U.S. Libor and one-month Euribor, respectively, and paid monthly interest at a fixed rate of 5.40% and 4.55%, respectively.

The fair value of the interest rate swaps as of June 29, 2007, was a liability of $2.1 million, representing an unrealized loss on derivative transactions, with a corresponding adjustment to accumulated other comprehensive income (loss), which was amortized to interest expense over the remaining term of the hedged instruments.

The interest rate swaps were accounted for as cash flow hedges with the effective portions of changes in the fair value reflected in other comprehensive income (loss). Effective June 30, 2008, the Company amended the USD Swap and the Euro Swap primarily to secure lower fixed rates of interest. We refer to the amended USD Swap and the amended Euro Swap collectively as the “Amended Swaps.” Upon entering into the Amended Swaps, the Company discontinued hedge accounting for the original swaps and measured the fair value of the USD Swap and the Euro Swap. As of June 30, 2008, $10.5 million, representing a net unrealized loss, was included in other comprehensive income (loss). This net unrealized loss was reclassified from other comprehensive income (loss) to interest expense over the remaining term of the swap arrangements.

The Amended Swaps were originally designated as cash flow hedges and we discontinued hedge accounting under the Amended USD Swap, effective July 1, 2008, and under the Amended Euro Swap, effective October 1, 2008. The cumulative effective portion of changes in fair value of the Amended Swaps was $3.5 million, in the aggregate, representing a net unrealized loss and included in other comprehensive income (loss) as of September 30, 2008. This unrealized loss was reclassified from other comprehensive income (loss) to interest expense over the remaining term of the swap arrangements.

Subsequent to September 30, 2008, and continuing through December 31, 2012, changes in the fair value of the Amended Swaps were recognized as a non-cash component of interest expense.

Foreign Currency Forward Contracts

We regularly enter into foreign currency forward contracts to mitigate the risk of changes in foreign currency exchange rates primarily associated with the purchase of inventory from foreign vendors or for payments between our subsidiaries generally within the next twelve months or less. Gains and losses on the foreign currency forward contracts generally offset certain portions of gains and losses on expected commitments. To the extent these foreign currency forward contracts are considered effective hedges, gains and losses on these positions are deferred and recorded in accumulated other comprehensive income or loss and are recognized in the results of operations when the hedged item affects earnings. The notional value of our outstanding foreign currency forward contracts was $159.0 million and $103.0 million as of December 31, 2012 and 2011, respectively.

In 2007, in connection with the anticipated issuance of Euro-denominated debt under the Senior Secured Credit Facility, the Company entered into a series of foreign currency forward contracts. These foreign currency forward contracts, designated as cash flow hedges, were settled upon the issuance of the Euro-denominated debt with a corresponding realized loss on derivative transaction of $6.0 million, net of $3.8 million in taxes, to accumulated other comprehensive income (loss), which is being amortized to interest expense over the life of the underlying Euro-denominated debt.

Tabular Disclosures

The following table presents the balance sheet classification and estimated fair values of our derivative instruments on a gross basis (in millions):

	Asset Derivatives		Liability Derivatives
	December 31, 2012		December 31, 2012		December 31, 2011
	Balance Sheet	Fair	Balance Sheet	Fair	Balance Sheet	Fair
	Classification	Value	Classification	Value	Classification	Value
Derivatives designated as hedging instruments
Foreign currency forward contracts	Other Current Assets	$2.1	Other Current Assets	$0.5	Accrued expenses	$1.2
Derivatives not designated as hedging instruments
Interest rate swap arrangements		—		—	Accrued expenses	12.3
Foreign currency forward contracts		—	Accrued expenses	0.4	Accrued expenses	1.4

Total derivatives		$2.1		$0.9		$14.9

The following table shows the amounts of gains or losses recognized in other comprehensive income and the classifications and amounts of gains or losses reclassified into earnings for our derivative instruments designated as cash flow hedging instruments for each of the reporting periods (in millions):

	Gain (Loss) Recognized in			Gain (Loss) Reclassified from
	Other Comprehensive Income			Other Comprehensive Income into Earnings
	Year Ended				Year Ended
Derivatives in cash flow	December 31,			Classification in	December 31,
hedging relationships	2012	2011	2010	Statements of Operations	2012	2011	2010
Interest rate swap arrangements	$—	$—	$—	Interest expense	$(1.8)	$(3.4)	$(4.0)
Foreign currency forward contracts	—	—	—	Interest expense	(1.4)	(1.6)	(1.2)
Foreign currency forward contracts	0.7	(2.5)	(2.6)	Cost of goods sold	(2.1)	(2.6)	(1.4)

Total	$0.7	$(2.5)	$(2.6)		$(5.3)	$(7.6)	$(6.6)

The following table presents the classifications and amounts of gains or losses recognized within our statements of operations for our derivative instruments not designated as hedging instruments for each of the reporting periods (in millions):

	Gain (Loss) Recognized in Earnings
		Year Ended
	Classification in	December 31,
	Statements of Operations	2012	2011	2010
Derivatives not designated as hedging instruments
Interest rate swap arrangements — realized	Interest expense	$(14.4)	$(27.8)	$(31.0)
Interest rate swap arrangements — unrealized	Interest expense	12.3	22.9	14.6
Foreign currency forward contracts	Other income (expense)	(1.0)	(2.4)	(1.1)

Total		$(3.1)	$(7.3)	$(17.5)

As of December 31, 2012, approximately $1.6 million of pre-tax net losses currently deferred in other comprehensive income (loss) are expected to be recognized in earnings as interest expense within the next 12 months.

(d) Pension Investments

See Note 11 for a description of the material pension plans that we sponsor, including investment strategies, major classes of plan assets and their respective fair values and classification within the fair value hierarchy (for funded plans) and discussion of concentrations of risk, if any. In determining the funded status of these pension plans, we evaluate the fair value of investments held by each plan. The fair value of pension plan holdings is determined through observing values for underlying investment holdings, either directly or indirectly, through market corroboration.

(e) Non-Recurring Fair Value Measurements

As discussed in Notes 4 and 6, the Company has performed the following non-recurring fair value measurements:

•

On October 1, 2012 and 2011, the Company estimated the fair value of indefinite-lived intangible assets and the fair value of the North American Lab and European Lab reporting units in connection with its annual assessments of impairment;

•

On October 1, 2012 and September 30, 2011, the Company estimated the fair value of indefinite-lived intangible assets of the Science Education reporting unit in support of an annual and interim, respectively, assessment of impairment; and

•	On various dates during 2012 and 2011, the Company determined the fair value of acquired intangible assets related to the Acquisitions.

The following table presents the Company’s non-financial assets measured on a non-recurring basis and impairment charges recognized, if applicable (in millions):

			Impairment Charges
	Carrying Value		Year Ended December 31,
	2012	2011	2012	2011
Significant unobservable inputs (Level 3)
Annual assessments of impairment — October 1:
Goodwill:
North American Lab	$1,045.5	$1,033.0	$—	$—
European Lab	810.6	825.3	—	—
Indefinite-lived intangible assets:
North American Lab	421.2	418.8	—	—
European Lab	240.3	252.2	—	—
Science Education	15.4	not applicable	—	not applicable
Interim assessments of impairment — September 30:
Indefinite-lived intangible assets:
Science Education	not applicable	15.4	not applicable	3.3
Acquired intangible assets — various dates	43.9	68.8	not applicable	not applicable

			$—	$3.3

The Company estimates the fair value of each reporting unit using both the income approach (a discounted cash flow technique) and the market approach (a market multiple technique). These valuation methods required management to make various assumptions, including, but not limited to, assumptions related to future profitability, cash flows, discount rates and control premiums, as well as valuation multiples derived from comparable publicly traded companies that are applied to operating performance of the reporting unit. Our estimates are based upon historical trends, management’s knowledge and experience and overall economic factors, including projections of future earnings potential. Developing discounted future cash flows in applying the income approach requires us to evaluate our intermediate to longer-term strategies for each reporting unit, including, but not limited to, estimates about revenue growth, our acquisition strategies, operating margins, capital requirements, inflation and working capital management. The development of appropriate rates to discount the estimated future cash flows of each reporting unit requires the selection of risk premiums, which can materially impact the present value of future cash flows. Selection of an appropriate peer group under the market approach involves judgment and an alternative selection of guideline companies could yield materially different market multiples.

The fair value of our indefinite-lived intangible assets was determined using a discounted cash flow approach which incorporates an estimated royalty rate and discount rate (among other estimates) applicable to trademarks and tradenames.

The Company estimated the fair value of acquired intangible assets using discounted cash flow techniques which included an estimate of future cash flows, consistent with overall cash flow projections used to determine the purchase price paid to acquire the business, discounted at a rate of return that reflect the relative risk of the cash flows.

We believe the estimates and assumptions used in the valuation methods were reasonable.